Other reserves, derivative warrant liabilities, and earnouts liabilities - Additional Information (Details) - USD ($) $ in Millions	Aug. 09, 2022	Aug. 10, 2022	Mar. 31, 2022
Other reserves, derivative warrant liabilities, and earnouts liabilities
Total subscription amount	$ 20
Number of warrants issued			17,433,333
Series A Warrants
Other reserves, derivative warrant liabilities, and earnouts liabilities
Number of warrants issued	12,121,214	484,389
Warrants exercisable term	5 years
Series B Warrants
Other reserves, derivative warrant liabilities, and earnouts liabilities
Number of warrants issued	6,060,607	242,424
Warrants exercisable term	2 years